Initial Public Offering (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering Abstract
Schedule of ordinary shares reflected on the balance sheet
	As of March 31, 2022	As of December 31, 2021
Gross proceeds	$44,889,860	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)	(1,265,118)
Offering costs of public shares	(3,309,341)	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459	4,574,459
Ordinary shares subject to possible redemption	$44,889,860	$44,889,860

As of December 31, 2021
Gross proceeds	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)
Offering costs of public shares	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459
Ordinary shares subject to possible redemption	$44,889,860